INCOME TAX (EXPENSE)/ BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of income tax expense:
Current tax expense	$ (521)	$ (520)	$ (1,445)
Deferred tax (expense)/benefit (1)	(1,349)	958	5
Total income tax (expense)/ benefit	$ (1,870)	$ 438	$ (1,440)